Related parties - Summary of Remuneration to Related Parties (Detail)		12 Months Ended
	Aug. 01, 2024 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 01, 2024 USD ($) instalment	May 21, 2024	Oct. 13, 2023	Apr. 01, 2023
Disclosure of transactions between related parties [line items]
- Salaries and wages		$ 405,400,000	$ 399,700,000	$ 397,400,000
Share-based payments		4,400,000	9,100,000	$ 6,900,000
Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees		1,067,600	851,700
Board fees committee fees		479,300	362,100
Total		1,546,900	1,213,800
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total		13,240,300	16,222,300
- Salaries and wages		6,035,400	5,425,600
Pension fund contributions		660,500	652,300
Cash incentive		1,638,900	1,680,500
Other		3,350,700	2,295,100
Share-based payments		1,554,800	6,168,800
Y Suleman | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees		232,000.0	197,500
Board fees committee fees		0	0
Total		232,000.0	197,500
P Bacchus | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees		91,400	89,300
Board fees committee fees		90,600	66,800
Total		182,000.0	156,100
S Reid | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees		151,000.0	128,600
Board fees committee fees		0	0
Total		151,000.0	128,600
T Goodlace | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees		81,200	64,800
Board fees committee fees		52,600	44,100
Total		133,800	108,900
A Andani | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees		91,400	89,300
Board fees committee fees		81,000.0	65,100
Total		172,400	154,400
P Sibiya | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees		81,200	64,800
Board fees committee fees		63,300	53,200
Total		144,500	118,000.0
J McGill | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees		91,400	89,300
Board fees committee fees		72,300	72,000.0
Total		163,700	161,300
C Bitar | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees		91,400	89,300
Board fees committee fees		52,000.0	52,100
Total		143,400	141,400
C Smit | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees		81,200	38,800
Board fees committee fees		52,900	8,800
Total		134,100	47,600
Z Bassa | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees		37,700
Board fees committee fees		10,300
Total		48,000.0
S McCrae | Non executive directors
Disclosure of transactions between related parties [line items]
Directors' fees		37,700
Board fees committee fees		4,300
Total		42,000.0
Executive directors | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total		1,999,900	4,153,000
- Salaries and wages		1,254,600	1,186,000
Pension fund contributions		52,200	77,100
Cash incentive		448,600	355,200
Other		23,400	4,500
Share-based payments		221,100	2,530,200
M Fraser
Disclosure of transactions between related parties [line items]
Salary paid		312,000
M Fraser | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total		1,707,200
- Salaries and wages		943,100
Pension fund contributions		26,800
Cash incentive		335,400
Other		0
Share-based payments		401,900
P Schmidt
Disclosure of transactions between related parties [line items]
Salary paid		74,067	142,750
P Schmidt | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total		292,700	2,242,100
- Salaries and wages		311,500	591,700
Pension fund contributions		25,400	48,100
Cash incentive		113,200	177,900
Other		23,400	2,400
Share-based payments		(180,800)	1,422,000
Prescribed officers | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total		11,240,400	12,069,300
- Salaries and wages		4,780,800	4,239,600
Pension fund contributions		608,300	575,200
Cash incentive		1,190,300	1,325,300
Other		3,327,300	2,290,600
Share-based payments		1,333,700	3,638,600
A Dall
Disclosure of transactions between related parties [line items]
Percentage Of Fixed Remuneration For Acting Allowance						0.20
A Dall | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total		224,700
- Salaries and wages		117,100
Pension fund contributions		17,500
Cash incentive		61,400
Other		28,700
Share-based payments		0
M Preece | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total		1,423,200	1,910,900
- Salaries and wages		628,100	594,300
Pension fund contributions		30,700	29,000.0
Cash incentive		202,300	177,300
Other		900	2,100
Share-based payments		561,200	1,108,200
B Mokoatle | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total		657,400	464,200
- Salaries and wages		297,500	167,800
Pension fund contributions		80,500	40,800
Cash incentive		112,300	98,100
Other		500	900
Share-based payments		166,600	156,600
L Rivera | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total		1,978,100	2,903,900
- Salaries and wages		839,600	816,100
Pension fund contributions		202,400	220,000.0
Cash incentive		0	0
Other		520,500	790,700
Share-based payments		415,600	1,077,100
N Chohan | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total		358,600	1,195,000
- Salaries and wages		218,200	309,700
Pension fund contributions		33,600	45,800
Cash incentive		77,600	94,700
Other		64,200	4,300
Share-based payments		(35,000.0)	740,500
B Mattison
Disclosure of transactions between related parties [line items]
Salary paid			26,367
B Mattison | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total			171,600
- Salaries and wages			111,800
Pension fund contributions			7,000.0
Cash incentive			0
Other			450,400
Share-based payments			(397,600)
T Leishman | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total			127,700
- Salaries and wages			85,400
Pension fund contributions			7,700
Cash incentive			0
Other			355,700
Share-based payments			(321,100)
A Nagaser | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total			211,900
- Salaries and wages			115,100
Pension fund contributions			14,100
Cash incentive			0
Other			255,700
Share-based payments			(173,000.0)
S Mathews | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total		(55,100)	1,884,800
- Salaries and wages		104,200	635,700
Pension fund contributions		6,000.0	18,200
Cash incentive		46,200	221,300
Other		30,000.0	0
Share-based payments		(241,500)	1,009,600
R Bardien | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total		203,900	1,170,700
- Salaries and wages		23,200	276,000.0
Pension fund contributions		3,200	35,900
Cash incentive		0	203,600
Other		388,900	200
Share-based payments		(211,400)	655,000.0
J Mortoti | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total		1,378,300	1,693,700
- Salaries and wages		360,700	696,200
Pension fund contributions		55,900	127,100
Cash incentive		0	308,600
Other		1,113,700	84,300
Share-based payments		(152,000.0)	477,500
K Carter | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total		949,000.0	821,900
- Salaries and wages		497,900	371,900
Pension fund contributions		26,200	15,200
Cash incentive		139,100	126,900
Other		8,300	5,100
Share-based payments		277,500	302,800
J Magagula | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total		673,400	415,800
- Salaries and wages		293,000.0	84,800
Pension fund contributions		50,700	14,800
Cash incentive		105,500	26,200
Other		0	290,000.0
Share-based payments		224,200	0
M Steyn
Disclosure of transactions between related parties [line items]
Sign-on payment					$ 1,200,000
Annual sign-on payment instalments | instalment					3
M Steyn | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total		925,700
- Salaries and wages		305,100
Pension fund contributions		15,600
Cash incentive		72,600
Other		442,600
Share-based payments		89,800
C Gratias
Disclosure of transactions between related parties [line items]
Salary paid		46,746
Reallocation and sign-on payment	$ 7,400,000
Target requirement (in parecentage)	1
C Gratias | American Depositary Shares
Disclosure of transactions between related parties [line items]
Shares acquired and commited (in shares) | shares	20,000
C Gratias | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total		786,000.0
- Salaries and wages		134,300
Pension fund contributions		6,500
Cash incentive		47,200
Other		598,000.0
Share-based payments		0
G Lotz
Disclosure of transactions between related parties [line items]
Percentage Of Fixed Remuneration For Acting Allowance							0.20
G Lotz | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total		425,700	224,900
- Salaries and wages		205,000.0	48,100
Pension fund contributions		36,100	8,500
Cash incentive		73,000.0	57,000.0
Other		58,000.0	100
Share-based payments		53,600	111,200
J Ricciardone
Disclosure of transactions between related parties [line items]
Percentage Of Fixed Remuneration For Acting Allowance								0.15
J Ricciardone | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total		372,000.0	352,400
- Salaries and wages		221,800	242,400
Pension fund contributions		17,200	19,000.0
Cash incentive		102,000.0	57,200
Other		31,000.0	33,800
Share-based payments		0	0
F Swanepoel | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Total		939,500	430,800
- Salaries and wages		535,100	278,600
Pension fund contributions		26,200	1,100
Cash incentive		151,100	131,700
Other		42,000.0	19,400
Share-based payments		$ 185,100	$ 0